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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21380

          Flaherty & Crumrine/Claymore Total Return Fund Incorporated
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               Pasadena, CA 91101
                    ---------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                              PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2010 TO JUNE 30, 2011

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                     Flaherty & Crumrine / Claymore Total Return Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER:  811 - 21380
REPORTING PERIOD:                    07/01/2010 - 06/30/2011
REGISTRANT  ADDRESS:                 301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE):

                                                                                                           FUND'S VOTE
                                                                                                             FOR OR
                                                                                                             AGAINST
                                                                                                            PROPOSAL,
                                                                                                               OR
                                                                                                            ABSTAIN;
                                                                                                               FOR       WHETHER
                                                                                                  WHETHER      OR          VOTE
                                                                                                   FUND     WITHHOLD     WAS FOR
                      EXCHANGE             SHAREHOLDER                            WHO PROPOSED     CAST     REGARDING       OR
     ISSUER OF         TICKER                MEETING          SUMMARY OF        MATTER: ISSUER /  VOTE ON  ELECTION OF   AGAINST
 PORTFOLIO SECURITY    SYMBOL    CUSIP #      DATE         MATTER VOTED ON        SHAREHOLDER     MATTER    DIRECTORS   MANAGEMENT
--------------------  --------  ----------  ----------  ----------------------- ----------------  -------- ------------ ----------
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  An advisory "say        Issuer            Yes      For          For
                                                        on pay" vote to
                                                        approve executive
                                                        compensation
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  An advisory vote on     Issuer            Yes      For          For
                                                        the frequency
                                                        of future advisory
                                                        "say on pay" votes
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Approve auditor         Issuer            Yes      For          For
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Approve directors       Issuer            Yes      For          For
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Cumulative voting       Security Holder   Yes      Against      For
                                                        in contested elections
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Disclosure of           Security Holder   Yes      Against      For
                                                        government
                                                        employment
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Grassroots lobbying     Security Holder   Yes      Against      For
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Mortgage servicing      Security Holder   Yes      Against      For
                                                        operations
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  OTC Derivatives         Security Holder   Yes      Against      For
                                                        trading
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Prohibition of certain  Security Holder   Yes      Against      For
                                                        relocation benefits
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Recoupment of           Security Holder   Yes      Against      For
                                                        incentive
                                                        compensation
BANK OF AMERICA CORP  BAC       060505559    5/11/2011  Stockholder action      Security Holder   Yes      Against      For
                                                        by written consent

CIT Group Inc         CIT       125581801    5/10/2011  Approve auditor         Issuer            Yes      For          For
CIT Group Inc         CIT       125581801    5/10/2011  Approve directors       Issuer            Yes      For          For
CIT Group Inc         CIT       125581801    5/10/2011  Approve executive       Issuer            Yes      For          For
                                                        compensation
CIT Group Inc         CIT       125581801    5/10/2011  Approve holding         Issuer            Yes      For          For
                                                        stockholder
                                                        advisory votes
                                                        on executive
                                                        compensation
                                                        on an annual basis
CIT Group Inc         CIT       125581801    5/10/2011  Approve the             Issuer            Yes      For          For
                                                        employee stock
                                                        purchase plan
                                                        and the number
                                                        of shares available
                                                        for purchase

WACHOVIA PFD FUNDING  WFC       92977V206    5/10/2011  Approve directors       Issuer            Yes      For          For

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*  Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Flaherty & Crumrine/Claymore Total Return Fund Incorporated

By (Signature and Title)*   /s/ Donald F. Crumrine
                            -------------------------
                            Donald F. Crumrine, Director, Chairman of the Board
                            and Chief Executive Officer
                            (principal executive officer)

Date August 18, 2011


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* Print the name and title of each signing officer under his or her signature.